3. Acquisition of Subsidiaries (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Business Combination and Asset Acquisition [Abstract]
Acquisition Costs, Period Cost	$ 120,479
[custom:AmortizationOfIntangibleAssetsOnAquisition]	$ 579,619	$ 802,550